UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-02752
                                   811-21299

Name of Fund: CMA Money Fund
              Master Money LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive
      Officer, CMA Money Fund and Master Money LLC, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (800) 221-7210

Date of fiscal year end: 03/31/2008

Date of reporting period: 04/01/2007 - 03/31/2008

Item 1 - Report to Stockholders

Annual Report
March 31, 2008

CMA Money Fund

Table of Contents
================================================================================
                                                                            Page
--------------------------------------------------------------------------------
A Letter to Shareholders .................................................     3
Annual Report:
Disclosure of Expenses ...................................................     4
Current Seven-Day Yield ..................................................     4
Fund Financial Statements:
  Statement of Assets and Liabilities ....................................     5
  Statement of Operations ................................................     5
  Statements of Changes in Net Assets ....................................     6
Fund Financial Highlights ................................................     7
Fund Notes to Financial Statements .......................................     8
Fund Report of Independent Registered Public Accounting Firm .............    10
Fund Important Tax Information (Unaudited) ...............................    10
Master LLC Portfolio Summary .............................................    11
Master LLC Financial Statements:
  Schedule of Investments ................................................    12
  Statement of Assets and Liabilities ....................................    15
  Statement of Operations ................................................    15
  Statements of Changes in Net Assets ....................................    16
Master LLC Financial Highlights ..........................................    16
Master LLC Notes to Financial Statements .................................    17
Master LLC Report of Independent Registered Public Accounting Firm .......    19
Officers and Directors ...................................................    20
Additional Information ...................................................    23


2              CMA MONEY FUND                       MARCH 31, 2008

A Letter to Shareholders

Dear Shareholder

Financial markets endured severe bouts of volatility during the reporting period, particularly as the calendar turned to 2008. It was then that fears of an economic recession swelled and credit market strains intensified, producing calamity in the financial system and, ultimately, the demise of major Wall Street firm Bear Stearns.

The Federal Reserve Board (the "Fed"), after cutting the target federal funds rate 100 basis points (1%) between September 2007 and year-end, stepped up its efforts to support the ailing financial sector in the first three months of 2008. The central bank cut interest rates 125 basis points in January alone, and followed with another 75-basis-point cut on March 18, bringing the target rate to 2.25%. In an unprecedented move, the Fed also extended its financing operations directly to broker/dealers and assisted JPMorgan in its buyout of ill-fated Bear Stearns.

Against this backdrop, investor anxiety has been acute and equity markets have struggled. The S&P 500 Index of U.S. stocks was down in March, marking the fifth consecutive month of negative returns. International markets outperformed the U.S. for much of 2007, but that trend changed in more recent months as investors grew increasingly reluctant to take on the risks of foreign investing.

In fixed income markets, an ongoing investor flight to quality continued to drive Treasury yields lower and their prices higher. The yield on 10-year Treasury issues, which touched 5.30% in June 2007 (its highest level in five years), fell to 4.04% by year-end and to 3.45% by March 31. Investors largely shunned bonds associated with the housing and credit markets, and the riskier high yield sector landed in negative territory year-to-date. Meanwhile, the municipal bond market has struggled with concerns around the creditworthiness of monoline bond insurers and the failure of auctions for auction rate securities, driving yields higher and prices lower across the curve. At period-end, municipal bonds were trading at higher yields than their Treasury counterparts, a very unusual occurrence by historical standards.

Overall, the major benchmark indexes posted mixed results for the current reporting period, generally reflecting heightened investor risk aversion:

Total Returns as of March 31, 2008                                                         6-month     12-month
===============================================================================================================
U.S. equities (S&P 500 Index)                                                              -12.46%      - 5.08%
---------------------------------------------------------------------------------------------------------------
Small cap U.S. equities (Russell 2000 Index)                                               -14.02       -13.00
---------------------------------------------------------------------------------------------------------------
International equities (MSCI Europe, Australasia, Far East Index)                          -10.50       - 2.70
---------------------------------------------------------------------------------------------------------------
Fixed income (Lehman Brothers U.S. Aggregate Index)                                        + 5.23       + 7.67
---------------------------------------------------------------------------------------------------------------
Tax-exempt fixed income (Lehman Brothers Municipal Bond Index)                             + 0.75       + 1.90
---------------------------------------------------------------------------------------------------------------
High yield bonds (Lehman Brothers U.S. Corporate High Yield 2% Issuer Capped Index)        - 4.01       - 3.47
---------------------------------------------------------------------------------------------------------------

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

As you navigate today's volatile markets, we encourage you to review your investment goals with your financial professional and to make portfolio changes, as needed. For more up-to-date commentary on the economy and financial markets, we invite you to visit www.blackrock.com/funds. As always, we thank you for entrusting BlackRock with your investment assets, and we look forward to continuing to serve you in the months and years ahead.

Sincerely,


/s/ Rob Kapito

Rob Kapito
President, BlackRock Advisors, LLC

THIS PAGE NOT PART OF YOUR FUND REPORT

Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and
(b) operating expenses, including advisory fees, distribution fees including 12b-1 fees, and other Fund expenses. The expense example below (which is based on a hypothetical investment of $1,000 invested on October 1, 2007 and held through March 31, 2008) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

The table also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

The expenses shown in the table are intended to highlight shareholders' ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees, or exchange fees. Therefore, the second table is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Example

                                             Actual                                                  Hypothetical**
                     ------------------------------------------------------   ------------------------------------------------------
                        Beginning          Ending                                Beginning          Ending
                      Account Value     Account Value      Expenses Paid       Account Value     Account Value      Expenses Paid
                     October 1, 2007   March 31, 2008    During the Period*   October 1, 2007    March 31, 2008   During the Period*
------------------------------------------------------------------------------------------------------------------------------------
CMA Money Fund .....      $1,000          $1,021.50            $2.91               $1,000          $1,022.42            $2.91
------------------------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 0.57%, multiplied by the average account value over the period, multiplied by 185/366 (to reflect the one-half year period shown). Because the Fund is a feeder fund, the expense table example reflects the expenses of both the feeder fund and the master fund in which it invests.
** Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 366.

Current Seven-Day Yield

As of March 31, 2008 ............................................          2.85%


4              CMA MONEY FUND                       MARCH 31, 2008

Statement of Assets and Liabilities

March 31, 2008                                                   CMA Money Fund
===============================================================================
Assets
-------------------------------------------------------------------------------
Investment in Master Money LLC (the "Master LLC"), at value
  (cost -- $14,878,236,304) ...............................    $ 14,878,236,304
Prepaid expenses and other assets .........................             168,003
                                                               ----------------
Total assets ..............................................      14,878,404,307
                                                               ----------------

===============================================================================
Liabilities
-------------------------------------------------------------------------------
Administration fees payable ...............................           2,951,459
Distribution fees payable .................................           1,841,293
Other affiliates payable ..................................             381,827
Other accrued expenses payable ............................             220,734
                                                               ----------------
Total liabilities .........................................           5,395,313
                                                               ----------------

===============================================================================
Net Assets
-------------------------------------------------------------------------------
Net Assets ................................................    $ 14,873,008,994
                                                               ================

===============================================================================
Net Assets Consist of
-------------------------------------------------------------------------------
Shares of beneficial interest, $0.10 par value, unlimited
  number of shares authorized .............................    $  1,487,229,843
Paid-in capital in excess of par ..........................      13,385,077,434
Undistributed net investment income .......................             134,472
Accumulated net realized gain allocated from the
  Master LLC                                                            567,245
                                                               ----------------
Net Assets -- Equivalent to $1.00 per share based on
  14,872,298,428 shares of beneficial interest outstanding     $ 14,873,008,994
                                                               ================

Statement of Operations

Year Ended March 31, 2008                                        CMA Money Fund
===============================================================================
Investment Income
-------------------------------------------------------------------------------
Interest from affiliates ..................................    $         12,154
Net investment income allocated from the Master LLC:
  Interest ................................................         586,175,001
  Securities lending ......................................              10,863
  Expenses ................................................         (16,563,388)
                                                               ----------------
Total income ..............................................         569,634,630
                                                               ----------------

===============================================================================
Expenses
-------------------------------------------------------------------------------
Administration ............................................          28,957,488
Distribution ..............................................          14,385,054
Transfer agent ............................................           4,694,652
Registration ..............................................             721,271
Printing ..................................................             283,075
Professional ..............................................              95,636
Miscellaneous .............................................              28,197
                                                               ----------------
Total expenses ............................................          49,165,373
                                                               ----------------
Net investment income .....................................         520,469,257
                                                               ----------------

===============================================================================
Realized and Unrealized Gain Allocated from the Master LLC
-------------------------------------------------------------------------------
Net realized gain from investments ........................             711,637
Net change in unrealized appreciation/depreciation
  on investments ..........................................             302,888
                                                               ----------------
Total net realized and unrealized gain ....................           1,014,525
                                                               ----------------
Net Increase in Net Assets Resulting from Operations ......    $    521,483,782
                                                               ================

See Notes to Financial Statements.


             CMA MONEY FUND                       MARCH 31, 2008              5

Statements of Changes in Net Assets                               CMA Money Fund

                                                                                                        Year Ended March 31,
                                                                                              -------------------------------------
Increase (Decrease) in Net Assets:                                                                   2008                2007
===================================================================================================================================
Operations
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income ....................................................................    $    520,469,257     $    412,173,114
Net realized gain ........................................................................             711,637               10,318
Net change in unrealized appreciation/depreciation .......................................             302,888            6,679,425
                                                                                              -------------------------------------
Net increase in net assets resulting from operations .....................................         521,483,782          418,862,857
                                                                                              -------------------------------------
===================================================================================================================================
Dividends and Distributions to Shareholders from
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income ....................................................................        (520,469,257)        (412,136,854)
Net realized gain ........................................................................                  --              (47,646)
                                                                                              -------------------------------------
Decrease in net assets resulting from dividends and distributions to shareholders ........        (520,469,257)        (412,184,500)
                                                                                              -------------------------------------
===================================================================================================================================
Beneficial Interest Transactions
-----------------------------------------------------------------------------------------------------------------------------------
Net proceeds from sale of shares .........................................................      69,160,805,168       52,638,366,296
Reinvestment of dividends and distributions ..............................................         520,469,257          412,190,800
                                                                                              -------------------------------------
Total shares issued ......................................................................      69,681,274,425       53,050,557,096
Cost of shares redeemed ..................................................................     (64,760,806,460)     (51,041,152,009)
                                                                                              -------------------------------------
Net increase in net assets derived from beneficial interest transactions .................       4,920,467,965        2,009,405,087
                                                                                              -------------------------------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Total increase in net assets .............................................................       4,921,482,490        2,016,083,444
Beginning of year ........................................................................       9,951,526,504        7,935,443,060
                                                                                              -------------------------------------
End of year ..............................................................................    $ 14,873,008,994     $  9,951,526,504
                                                                                              =====================================
End of year undistributed net investment income ..........................................    $        134,472     $        134,472
                                                                                              =====================================

See Notes to Financial Statements.


6              CMA MONEY FUND                       MARCH 31, 2008

Financial Highlights                                              CMA Money Fund

                                                                                  Year Ended March 31,
                                                      -----------------------------------------------------------------------------
                                                           2008           2007            2006            2005             2004
===================================================================================================================================
Per Share Operating Performance
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year ...............    $       1.00    $       1.00    $       1.00    $       1.00     $       1.00
                                                      -----------------------------------------------------------------------------
Net investment income ............................          0.0455          0.0460          0.0313          0.0120           0.0063
Net realized and unrealized gain (loss) ..........          0.0001          0.0007              -- 1       (0.0012)         (0.0004)
                                                      -----------------------------------------------------------------------------
Net increase from investment operations ..........          0.0456          0.0467          0.0313          0.0108           0.0059
                                                      -----------------------------------------------------------------------------
Dividends and distributions from:
    Net investment income ........................         (0.0455)        (0.0460)        (0.0313)        (0.0120)         (0.0063)
    Net realized gain ............................              --              -- 1            -- 1            -- 1        (0.0001)
                                                      -----------------------------------------------------------------------------
Total dividends and distributions ................         (0.0455)        (0.0460)        (0.0313)        (0.0120)         (0.0064)
                                                      -----------------------------------------------------------------------------
Net asset value, end of year .....................    $       1.00    $       1.00    $       1.00    $       1.00     $       1.00
                                                      =============================================================================
===================================================================================================================================
Total Investment Return
-----------------------------------------------------------------------------------------------------------------------------------
Total investment return ..........................            4.65%           4.68%           3.18%           1.21%            0.64%
                                                      =============================================================================
===================================================================================================================================
Ratios to Average Net Assets 2
-----------------------------------------------------------------------------------------------------------------------------------
Total expenses ...................................            0.57%           0.57%           0.56%           0.58%            0.57%
                                                      =============================================================================
Net investment income and net realized gain (loss)            4.48%           4.62%           3.13%           1.14%            0.68%
                                                      =============================================================================
===================================================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (000) ....................    $ 14,873,009    $  9,951,527    $  7,935,443    $  7,737,111     $ 10,860,354
                                                      =============================================================================

1     Amount is less than $(0.0001) per share.
2 Includes the Fund's share of the Master LLC's allocated expenses and/or net investment income and net realized gain (loss).

See Notes to Financial Statements.


             CMA MONEY FUND                       MARCH 31, 2008              7

Notes to Financial Statements (Unaudited)                         CMA Money Fund

1. Significant Accounting Policies:

CMA Money Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a no load, diversified, open-end management investment company. The Fund seeks to achieve its investment objective by investing all of its assets in Master Money LLC (the "Master LLC"), which has the same investment objective and strategies as the Fund. Effective June 15, 2007, the Master LLC was converted from a Delaware statutory trust to a Delaware limited liability company. The value of the Fund's investment in the Master LLC reflects the Fund's proportionate interest in the net assets of the Master LLC. The performance of the Fund is directly affected by the performance of the Master LLC. The financial statements of the Master LLC, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The percentage of the Master LLC owned by the Fund at March 31, 2008 was 64.3%.

The following is a summary of significant accounting policies followed by the
Fund:

Valuation of Investments: The Fund records its investment in the Master LLC at fair value. Valuation of securities held by the Master LLC is discussed in Note 1 of the Master LLC's Notes to Financial Statements, which are included elsewhere in this report.

Investment Transactions and Net Investment Income: Investment transactions in the Master LLC are accounted for on a trade date basis. The Fund records daily its proportionate share of the Master LLC's income, expenses and realized gains and losses. In addition, the Fund accrues its own income and expenses.

Dividends and Distributions to Shareholders: Dividends from net investment income are declared and reinvested daily and paid monthly. Distributions of realized gains, if any, are recorded on the ex-dividend dates.

Income Taxes: It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

Effective September 28, 2007, the Fund implemented Financial Accounting Standards Board ("FASB") Interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement No. 109" ("FIN 48"). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including investment companies, before being measured and recognized in the financial statements. The administrator has evaluated the application of FIN 48 to the Fund, and has determined that the adoption of FIN 48 did not have a material impact on the Fund's financial statements. The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund's U.S. federal tax returns remains open for the years ended March 31, 2005 through March 31, 2007. The statutes of limitations on the Fund's state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Pronouncements: In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. The impact on the Fund's financial statement disclosures, if any, is currently being assessed.

In addition, in February 2007, Statement of Financial Accounting Standards No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. The impact on the Fund's financial statement disclosures, if any, is currently being assessed.

In March 2008, Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities -- an amendment of FASB Statement No. 133" ("FAS 161") was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position. The Advisor is currently evaluating the implications of FAS 161. The impact on the Fund's financial statement disclosures, if any, is currently being assessed.

Other: Expenses directly related to the Fund are charged to the Fund. Other operating expenses shared by several funds are pro-rated among those funds on the basis of relative net assets or other appropriate methods.

2. Transactions with Affiliates:

The Fund has entered into an Administration Agreement with BlackRock Advisors, LLC (the "Administrator"), an indirect, wholly owned subsidiary of BlackRock, Inc., to provide administrative services (other than investment advice and related portfolio activities). For such services, the Fund pays a


8              CMA MONEY FUND                       MARCH 31, 2008

Notes to Financial Statements (concluded)                         CMA Money Fund

monthly fee at an annual rate of 0.25% of the Fund's average daily net assets. Merrill Lynch & Co., Inc. ("Merrill Lynch") and The PNC Financial Services Group, Inc. ("PNC") are principal owners of BlackRock, Inc.

The Fund has entered into a Distribution Agreement and a Distribution and Shareholder Servicing Plan (the "Distribution Plan") with Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a wholly owned subsidiary of Merrill Lynch, and/or affiliates of PNC or Merrill Lynch (including BlackRock, Inc.).

Pursuant to the Distribution Plan adopted by the Fund in accordance with Rule 12b-1 under the 1940 Act, the Fund pays MLPF&S a distribution fee. The fee is accrued daily and paid monthly at the annual rate of 0.125% of average daily net assets of the Fund for shareholders whose Fund accounts are serviced by MLPF&S or directly with the Fund's transfer agent.

Financial Data Services, Inc. ("FDS"), a wholly owned subsidiary of Merrill Lynch and an affiliate of the Administrator, serves as transfer agent. Interest is earned by the Fund from FDS based on the difference, if any, between estimated and actual daily beneficial share activity, which results in uninvested net proceeds from sales of Fund shares.

Certain officers and/or directors of the Fund are officers and/or directors of BlackRock, Inc. or its affiliates.

3. Shares of Beneficial Interest:

The number of shares sold, reinvested and redeemed during the past two years corresponds to the amounts included in the Statements of Changes in Net Assets for net proceeds from the sale of shares, reinvestment of dividends and distributions and cost of shares redeemed, respectively, since shares are recorded at $1.00 per share.

4. Income Tax Information:

Reclassification: U.S. generally accepted accounting principles require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. Accordingly, during the current year, $8,852 has been reclassified between accumulated net realized gain allocated from the Master LLC and paid-in capital in excess of par as a result of a permanent difference attributable to master allocated losses. This reclassification has no effect on net assets or net asset value per share.

The tax character of distributions paid during the fiscal years ended March 31, 2008 and March 31, 2007 was as follows:

--------------------------------------------------------------------------------
                                                      3/31/2008       3/31/2007
--------------------------------------------------------------------------------
Distributions paid from:
  Ordinary income ..............................    $520,469,257    $412,184,500
                                                    ----------------------------
Total taxable distributions ....................    $520,469,257    $412,184,500
                                                    ============================

As of March 31, 2008, the components of accumulated earnings on a tax basis were as follows:

--------------------------------------------------------------------------------
Undistributed net ordinary income ..................................    $701,717
                                                                        --------
Total accumulated net earnings .....................................    $701,717
                                                                        ========


             CMA MONEY FUND                       MARCH 31, 2008              9

Report of Independent Registered Public Accounting Firm           CMA Money Fund

To the Shareholders and Board of Directors of CMA Money Fund:

We have audited the accompanying statement of assets and liabilities of CMA Money Fund (the "Fund") as of March 31, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor are we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of CMA Money Fund as of March 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Princeton, New Jersey
May 27, 2008

Important Tax Information (Unaudited)

The following information is provided with respect to the ordinary income distributions paid by CMA Money Fund for the fiscal year ended March 31, 2008:

--------------------------------------------------------------------------------
                          Federal Obligation Interest
--------------------------------------------------------------------------------
Months Paid:    April 2007 - March 2008 ..........................       0.94%*
--------------------------------------------------------------------------------
               Interest-Related Dividends for Non-U.S. Residents
--------------------------------------------------------------------------------
Months Paid:    April 2007 - December 2007 .......................      96.24%**
                January 2007 - March 2007 ........................      96.33%**
--------------------------------------------------------------------------------

* The law varies in each state as to whether and what percentage of dividend income attributable to federal obligations is exempt from state income tax. We recommend that you consult your tax advisor to determine if any portion of the dividends you received is exempt from state income taxes.
** Represents the portion of the taxable ordinary income dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations.


10              CMA MONEY FUND                       MARCH 31, 2008

Portfolio Summary                                               Master Money LLC

Portfolio Composition as a Percent of Net Assets

                                                               3/31/08   3/31/07
--------------------------------------------------------------------------------
Certificates of Deposit ....................................       2%       6%
Certificates of Deposit -- Yankee* .........................      36       16
Commercial Paper ...........................................      47       62
Corporate Notes ............................................       5        7
Funding Agreements .........................................       4        5
U.S. Government Agency & Instrumentality
  Obligations ..............................................       6        6
Liabilities in Excess of Other Assets ......................      --       (2)
                                                                 ------------
Total ......................................................     100%     100%
                                                                 ============

*     U.S. branches of foreign banks


             CMA MONEY FUND                       MARCH 31, 2008              11

Schedule of Investments March 31, 2008
                   Master Money LLC  (Percentages shown are based on Net Assets)

                              Interest      Maturity     Par
Issue                           Rate          Date      (000)        Value
===============================================================================
Certificates of Deposit -- 1.8%
===============================================================================
Chase Bank USA, NA              5.13 %     4/15/2008  $100,000  $   100,000,000
                                5.13       4/16/2008   102,500      102,500,000
                                4.70       5/07/2008   218,925      218,925,000
-------------------------------------------------------------------------------
Total Certificates of Deposit
(Cost -- $421,425,000) .......................................      421,425,000
===============================================================================
Certificates of Deposit -- Yankee -- 36.4%
===============================================================================
BNP Paribas, NY                 4.80       6/05/2008   227,555      227,555,000
                                2.54       6/25/2008   200,000      200,000,000
                                4.50       7/03/2008    70,000       70,000,000
                                2.86       7/07/2008   200,000      200,000,000
                                2.91       8/19/2008    50,000       50,000,000
-------------------------------------------------------------------------------
Banco Bilbao Vizcaya            5.065      4/02/2008    68,830       68,830,019
Argentaria SA, NY               4.62       4/04/2008    75,000       75,000,000
                                2.45       4/21/2008    91,000       91,000,000
                                3.80       4/22/2008   214,500      214,500,000
                                2.785      6/13/2008   150,000      150,000,000
                                2.80       6/16/2008   240,000      240,000,000
                                2.565      6/25/2008   200,000      200,000,000
-------------------------------------------------------------------------------
Bank of Montreal,               5.10       4/01/2008    67,030       67,030,000
Chicago                         4.87       6/02/2008    71,730       71,730,000
                                3.196 (a) 11/10/2008   183,880      183,880,000
-------------------------------------------------------------------------------
Bank of Nova Scotia, NY         2.97       4/30/2008   100,000      100,000,000
                                3.064 (a)  7/03/2008   125,000      124,987,177
-------------------------------------------------------------------------------
Bank of Scotland Plc, NY        2.54       6/18/2008   350,000      350,000,000
                                2.77       6/30/2008   200,000      200,000,000
                                4.39       7/07/2008   107,000      107,000,000
                                4.829 (a) 10/27/2008    88,450       88,450,000
-------------------------------------------------------------------------------
Barclays Bank Plc, NY           4.60       4/03/2008   150,000      150,000,000
                                4.40       4/08/2008   100,000      100,000,000
                                3.15       4/24/2008   325,000      325,000,000
                                2.60       6/19/2008   239,000      239,000,000
-------------------------------------------------------------------------------
Calyon, NY                      3.069 (a)  4/02/2008   325,000      324,999,467
-------------------------------------------------------------------------------
Canadian Imperial               5.09       4/01/2008   200,375      200,375,000
Bank of Commerce, NY            4.87       6/10/2008   165,550      165,550,000
-------------------------------------------------------------------------------
DEPFA-Bank Plc, NY              4.35       4/09/2008   125,000      125,000,000
                                4.30       4/14/2008   179,000      179,000,000
-------------------------------------------------------------------------------
Lloyd's TSB Bank Plc, NY        2.45       4/17/2008    50,000       50,000,000
                                3.12       4/25/2008   299,000      299,000,000
-------------------------------------------------------------------------------
Natixis, NY                     5.42       7/10/2008    58,635       58,696,019
-------------------------------------------------------------------------------
Nordea Bank Finland             4.91       6/23/2008    63,090       63,091,419
Plc, NY                         4.82      10/17/2008   208,840      208,851,068
-------------------------------------------------------------------------------
Rabobank Nederland, NY          3.06       4/01/2008    98,638       98,638,000
                                2.95       4/15/2008   241,000      241,000,000
                                2.95       5/01/2008   300,000      300,000,000
                                2.87       6/06/2008   100,000      100,000,000
                                2.735      6/10/2008   175,000      175,000,006
-------------------------------------------------------------------------------
SanPaolo IMI, NY                2.81       6/30/2008   200,000      200,005,020
-------------------------------------------------------------------------------
Societe Generale, NY            3.62       4/22/2008    90,000       90,000,000
-------------------------------------------------------------------------------
Svenska                         3.01       5/20/2008   150,000      150,000,000
Handelsbanken AB, NY
-------------------------------------------------------------------------------
Toronto-Dominion                4.86       5/30/2008    22,450       22,450,000
Bank, NY                        4.85       6/06/2008   168,605      168,605,000
                                2.50       6/19/2008   100,000      100,000,000
                                2.57       6/20/2008   210,000      210,000,000
                                4.42       7/07/2008    90,000       90,000,000
                                4.52       7/07/2008    98,838       98,838,000
-------------------------------------------------------------------------------
UBS AG, Stamford                4.085      4/11/2008   200,000      200,000,000
                                4.895      6/04/2008    56,580       56,580,000
                                2.95       6/06/2008   105,000      105,000,000
                                3.75       6/06/2008   175,000      175,000,000
-------------------------------------------------------------------------------
UniCredito Italiano             2.77       6/18/2008   200,000      200,000,000
Bank, NY                        2.65       6/26/2008    71,000       71,000,000
-------------------------------------------------------------------------------
Total Certificates of Deposit -- Yankee
(Cost -- $8,420,641,195) .....................................    8,420,641,195
===============================================================================
Commercial Paper (b) -- 46.5%
===============================================================================
APRECO, LLC                     2.85       6/05/2008    35,000       34,817,125
-------------------------------------------------------------------------------
Amstel Funding Corp.            3.30       4/16/2008    21,209       21,177,893
                                3.07       5/09/2008   166,000      165,447,912
-------------------------------------------------------------------------------
Amsterdam Funding Corp.         3.03       5/02/2008    75,000       74,798,000
                                2.94       5/07/2008   100,000       99,697,833
-------------------------------------------------------------------------------
Atlantic Asset                  4.30       4/07/2008   113,800      113,704,850
Securitization Corp.
-------------------------------------------------------------------------------
Atlantis One                    3.13       4/21/2008   145,000      144,735,254
Funding Corp.                   3.22       4/29/2008    13,000       12,966,279
                                3.10       5/05/2008    16,545       16,494,068
                                3.17       5/05/2008   300,000      299,076,484
                                3.11       6/04/2008    70,110       69,716,313
                                2.82       6/11/2008   169,000      168,046,840
-------------------------------------------------------------------------------
Banco Santander                 4.35       4/08/2008    45,750       45,705,775
Puerto Rico                     4.25       4/10/2008    50,000       49,940,972
                                2.60       5/19/2008    21,000       20,925,683
-------------------------------------------------------------------------------
Bank of America Corp.           2.98       5/07/2008   100,000       99,693,722
                                4.69       5/28/2008   193,500      192,037,892
                                3.673      6/17/2008   100,000       99,204,183
                                2.76       6/20/2008   100,000       99,379,000
                                2.84       7/07/2008   100,000       99,226,889
                                3.80       7/11/2008   144,970      143,409,156
                                2.829      8/19/2008   119,490      118,166,021
-------------------------------------------------------------------------------
Beethoven Funding Corp.         3.35       4/01/2008    29,200       29,197,283
-------------------------------------------------------------------------------
Bryant Park Funding LLC         2.92       4/28/2008    41,952       41,856,722
-------------------------------------------------------------------------------
CAFCO, LLC                      3.15       4/25/2008   103,000      102,774,687
                                2.72       5/07/2008    34,000       33,895,563
                                3.08       5/07/2008   100,000       99,692,833
-------------------------------------------------------------------------------
CRC Funding, LLC                3.26       4/02/2008   236,000      235,957,257
-------------------------------------------------------------------------------
Cancara Asset                   3.10       4/14/2008    44,360       44,306,522
Securitization LLC              2.85       4/24/2008    69,134       69,002,645
                                2.86       4/28/2008    86,100       85,908,475
-------------------------------------------------------------------------------
Chariot Funding LLC             3.25       4/07/2008    27,000       26,982,937
                                2.65       5/20/2008   100,000       99,631,944
-------------------------------------------------------------------------------
Ciesco, LLC                     3.00       5/01/2008    50,000       49,870,833
                                3.16       5/28/2008   150,000      149,236,333
                                2.80       6/05/2008     2,000        1,989,733
-------------------------------------------------------------------------------
Citigroup Funding Inc.          4.73       5/02/2008    89,100       88,725,384
-------------------------------------------------------------------------------

See Notes to Financial Statements.


12              CMA MONEY FUND                       MARCH 31, 2008

                    Master Money LLC (Percentages shown are based on Net Assets)

                              Interest      Maturity     Par
Issue                           Rate          Date      (000)        Value
===============================================================================
Commercial Paper (b) (continued)
===============================================================================
DANSKE Corp.                    4.46 %     4/03/2008  $144,800  $   144,746,183
                                2.43       6/19/2008   398,127      395,977,114
                                2.52       6/20/2008   175,000      174,007,750
-------------------------------------------------------------------------------
Erasmus Capital Corp.           4.40       4/10/2008    71,000       70,913,222
-------------------------------------------------------------------------------
Falcon Asset                    3.30       4/04/2008    25,381       25,371,694
Securitization Corp.
-------------------------------------------------------------------------------
Galleon Capital LLC             3.36       4/04/2008    67,977       67,951,622
                                3.02       5/13/2008    41,000       40,852,104
                                3.03       5/15/2008    81,000       80,693,212
-------------------------------------------------------------------------------
General Electric                4.57       4/22/2008   125,000      124,650,903
Capital Corp.                   3.50       4/29/2008   212,800      212,200,022
                                3.83       7/10/2008   122,450      121,134,241
-------------------------------------------------------------------------------
Govco LLC                       3.17       4/28/2008    88,000       87,783,031
-------------------------------------------------------------------------------
ING (U.S.) Funding LLC          2.99       4/07/2008   125,000      124,927,326
                                2.98       5/01/2008    25,000       24,935,847
                                2.98       5/02/2008   100,000       99,735,111
-------------------------------------------------------------------------------
JPMorgan Chase & Co.            4.972      4/01/2008   100,000       99,986,188
                                2.86       7/07/2008   150,000      148,832,167
-------------------------------------------------------------------------------
KBC Financial                   3.80       4/17/2008   100,000       99,820,555
Products                        3.02       4/28/2008   125,000      124,706,389
International Ltd.              3.00       6/06/2008    48,500       48,229,208
                                2.84       6/10/2008    80,000       79,551,911
-------------------------------------------------------------------------------
Liberty Street                  3.30       4/01/2008    57,473       57,467,732
Funding LLC                     3.23       4/28/2008   148,700      148,326,432
                                2.94       5/09/2008    94,100       93,797,233
-------------------------------------------------------------------------------
Lloyd's TSB Bank Plc            2.90       6/03/2008   242,861      241,608,916
-------------------------------------------------------------------------------
Long Lane Master Trust IV       3.00       5/08/2008    38,500       38,378,083
                                2.83       5/16/2008    62,800       62,572,908
-------------------------------------------------------------------------------
Mont Blanc Capital Corp.        3.35       4/04/2008    90,000       89,966,500
-------------------------------------------------------------------------------
Natexis Banques                 4.425      5/05/2008   110,000      109,526,771
US Finance Co.
-------------------------------------------------------------------------------
Nieuw Amsterdam                 3.25       4/01/2008   357,600      357,567,717
Receivables Corp.               4.45       4/03/2008    35,911       35,897,683
-------------------------------------------------------------------------------
Nordea North                    3.80       4/15/2008    50,000       49,920,833
America, Inc.
-------------------------------------------------------------------------------
Palisade CP Notes of            3.60       4/03/2008    71,150       71,128,655
the Citibank Omni
Master Trust
-------------------------------------------------------------------------------
Picaros Funding LLC             2.87       6/12/2008    26,989       26,831,932
-------------------------------------------------------------------------------
Raiffeisen Zentralbank          4.06       4/02/2008    99,000       98,977,670
Oesterreich AG                  3.20       4/23/2008    85,000       84,826,222
                                3.14       5/01/2008    93,804       93,550,364
                                3.04       5/05/2008   200,000      199,408,889
-------------------------------------------------------------------------------
Ranger Funding Co. LLC          2.78       4/21/2008    45,000       44,927,025
                                2.86       6/06/2008    90,000       89,520,950
-------------------------------------------------------------------------------
Regency Markets                 3.25       4/03/2008    30,000       29,991,875
No. 1 LLC                       3.00       4/15/2008   120,807      120,655,991
                                2.85       4/18/2008    85,000       84,878,875
-------------------------------------------------------------------------------
Royal Bank of Scotland          4.79       5/28/2008   223,400      221,675,972
Group Plc
-------------------------------------------------------------------------------
SanPaolo IMI US                 3.83       4/15/2008    41,000       40,934,383
Financial Co.                   3.85       4/15/2008    50,000       49,919,979
                                2.64       6/27/2008   219,249      217,834,113
-------------------------------------------------------------------------------
Societe Generale                3.90       4/15/2008    30,000       29,951,250
North America Inc.              3.725      5/23/2008    50,000       49,725,799
-------------------------------------------------------------------------------
Svenska                         3.76       4/17/2008    29,000       28,948,509
Handelsbanken AB                3.76       4/18/2008    97,000       96,817,640
-------------------------------------------------------------------------------
Thames Asset Global             2.90       4/03/2008   122,700      122,670,347
Securitization No. 1, Inc.      3.90       4/04/2008    43,043       43,024,348
                                3.05       4/15/2008    68,677       68,589,723
                                3.12       5/07/2008    69,000       68,778,740
                                3.10       5/15/2008    83,565       83,241,186
                                3.11       5/27/2008    70,617       70,269,270
                                2.85       6/10/2008    68,923       68,535,595
                                2.87       6/12/2008    85,438       84,940,775
                                2.75       6/16/2008    50,000       49,705,903
-------------------------------------------------------------------------------
Thunder Bay Funding LLC         2.75       4/30/2008    42,459       42,361,698
-------------------------------------------------------------------------------
Ticonderoga Funding LLC         3.00       5/05/2008   110,000      109,679,167
-------------------------------------------------------------------------------
UBS Finance                     3.94       4/11/2008   150,000      149,819,417
(Delaware), LLC                 2.56       6/09/2008    84,852       84,429,626
-------------------------------------------------------------------------------
UniCredito Italiano Bank        4.68       4/03/2008   200,000      199,922,000
(Ireland) Plc                   4.30       4/08/2008    31,700       31,669,712
                                2.83       6/09/2008   125,000      124,312,153
                                2.83       6/11/2008   198,320      197,197,509
-------------------------------------------------------------------------------
Versailles Commercial
Paper, LLC                      3.15       5/07/2008    99,000       98,679,488
-------------------------------------------------------------------------------
Victory Receivables Corp.       3.00       4/24/2008    45,568       45,476,864
-------------------------------------------------------------------------------
Windmill Funding Corp.          3.05       4/03/2008   100,000       99,974,583
-------------------------------------------------------------------------------
Yorktown Capital, LLC           3.15       5/09/2008    64,635       64,414,433
                                2.74       6/06/2008   129,000      128,342,172
-------------------------------------------------------------------------------
Total Commercial Paper
(Cost -- $10,745,974,705) ....................................   10,745,974,705
===============================================================================
Corporate Notes -- 5.0%
===============================================================================
ASIF Global Financing           2.629 (a)  9/22/2008    54,000       54,000,000
-------------------------------------------------------------------------------
Bank of Ireland                 2.546 (a)  9/19/2008    43,300       43,300,000
-------------------------------------------------------------------------------
Citigroup Funding, Inc.         3.07 (a)   8/13/2008   110,000      110,000,000
-------------------------------------------------------------------------------
Cullinan Finance
Corp. (c)                       2.588 (a)  6/25/2008   117,765      117,762,233
-------------------------------------------------------------------------------
Deutsche Bank, NY               2.809 (a)  1/21/2009   154,760      154,760,000
-------------------------------------------------------------------------------
Goldman Sachs                   2.888 (a)  9/12/2008   202,600      202,600,000
Group, Inc.
-------------------------------------------------------------------------------
MetLife Global
Funding, Inc.                   2.918 (a)  9/12/2008    50,500       50,500,000
-------------------------------------------------------------------------------
Morgan Stanley                  3.269 (a)  9/03/2008    25,000       24,979,503
-------------------------------------------------------------------------------
Northern Rock Plc               3.08 (a)   7/08/2008    91,000       91,000,000
-------------------------------------------------------------------------------
Royal Bank of Scotland          2.756 (a)  9/26/2008   150,000      150,000,000
Group Plc
-------------------------------------------------------------------------------
Wachovia Bank, NA               4.753 (a)  5/01/2009   117,600      117,600,000
-------------------------------------------------------------------------------
Westpac Banking Corp.           2.999 (a) 10/10/2008    44,000       44,000,000
-------------------------------------------------------------------------------
Total Corporate Notes
(Cost -- $1,160,501,736) .....................................    1,160,501,736
-------------------------------------------------------------------------------
See Notes to Financial Statements.


             CMA MONEY FUND                       MARCH 31, 2008              13

Schedule of Investments (concluded)
                    Master Money LLC (Percentages shown are based on Net Assets)

                              Interest      Maturity     Par
Issue                           Rate          Date      (000)        Value
===============================================================================
Funding Agreements -- 4.0%
===============================================================================
Genworth Life                   3.001%(a) 10/10/2008  $ 75,000  $    75,000,000
Insurance Co. (d)               3.279 (a) 11/03/2008    50,000       50,000,000
                                3.279 (a) 12/01/2008   110,000      110,000,000
-------------------------------------------------------------------------------
ING USA Annuity and Life        2.849 (a) 10/21/2008    50,000       50,000,000
Insurance Co. (d)
-------------------------------------------------------------------------------
Jackson National Life           3.179 (a)  5/01/2008    55,000       55,000,000
Insurance Co. (d)
-------------------------------------------------------------------------------
MetLife Insurance Co.           3.159 (a)  5/01/2008    25,000       25,000,000
of Connecticut (d)              3.239 (a)  9/17/2008    25,000       25,000,000
                                3.319 (a)  3/03/2009    70,000       70,000,000
-------------------------------------------------------------------------------
Metropolitan Life               3.189 (a)  4/01/2008   165,000      165,000,000
Insurance Co. (d)               3.319 (a)  2/02/2009   100,000      100,000,000
-------------------------------------------------------------------------------
New York Life                   2.938 (a)  4/14/2008   194,000      194,000,000
Insurance Co. (d)
-------------------------------------------------------------------------------
Total Funding Agreements
(Cost -- $919,000,000) .......................................      919,000,000
===============================================================================
U.S. Government Agency & Instrumentality Obligations -- 6.0%
===============================================================================
Federal Home Loan Bank          2.362 (a)  3/20/2009   111,190      111,290,601
Variable Rate Notes             2.815 (a)  8/13/2009   117,550      117,550,000
                                2.766 (a)  8/14/2009   172,660      172,636,279
-------------------------------------------------------------------------------
Federal Home Loan               2.50       8/18/2008    59,867       59,284,960
Mortgage Corp.
Discount Notes (b)
-------------------------------------------------------------------------------
Federal Home Loan               2.464 (a)  9/25/2009   312,260      312,123,396
Mortgage Corp.                  2.608 (a)  9/28/2009   189,355      189,284,794
Variable Rate Notes
-------------------------------------------------------------------------------
Federal National                2.50 %     8/06/2008    53,925       53,445,667
Mortgage Association            2.495      8/20/2008    44,175       43,738,159
Discount Notes (b)              2.51       8/20/2008   179,516      177,740,789
                                2.49       9/08/2008    95,265       94,204,145
                                2.49       9/10/2008    58,510       57,850,348
-------------------------------------------------------------------------------
Total U.S. Government Agency & Instrumentality
Obligations (Cost -- $1,389,149,138) .........................    1,389,149,138
-------------------------------------------------------------------------------
Issue
===============================================================================
Repurchase Agreements -- 0.0%
===============================================================================
UBS Securities LLC, purchased on 3/31/2008
to yield 2.40% to 4/01/2008, repurchase
price $3,237,216, collateralized by Resolution
Funding Corporation Stripped Interest Payment
due 7/15/2019 to 10/15/2021 .....................        3,237        3,237,000
-------------------------------------------------------------------------------
Total Repurchase Agreements (Cost -- $3,237,000) .............        3,237,000
-------------------------------------------------------------------------------
Total Investments
(Cost -- $23,059,928,774*) -- 99.7%                              23,059,928,774

Other Assets Less Liabilities -- 0.3% ........................       76,696,135
                                                                ---------------
Net Assets -- 100.0% .........................................  $23,136,624,909
                                                                ===============

*     Cost for federal income tax purposes.
(a)   Variable rate security. Rate shown is as of report date.
(b) The interest rates shown reflect the discount rates paid at the time of purchase.
(c)   Illiquid security.
(d) Restricted securities as to resale, representing 4.0% of net assets, were as follows:

      --------------------------------------------------------------------------------
                                              Acquisition
      Issue                                       Date          Cost          Value
      --------------------------------------------------------------------------------
      Genworth Life Insurance Co.:
        3.001% due 10/10/2008                   9/10/2007   $ 75,000,000  $ 75,000,000
        3.246% due 11/03/2008                  11/01/2007     50,000,000    50,000,000
        3.246% due 12/01/2008                  12/03/2007    110,000,000   110,000,000
      ING USA Annuity and Life Insurance
        Co., 2.856% due 10/21/2008              9/24/2007     50,000,000    50,000,000
      Jackson National Life Insurance
        Co., 3.146% due 5/01/2008               5/01/2007     55,000,000    55,000,000
      MetLife Insurance Co. of Connecticut:
        3.126% due 5/01/2008                    5/01/2007     25,000,000    25,000,000
        3.126% due 9/17/2008                    9/14/2007     25,000,000    25,000,000
        3.319% due 3/03/2009                    3/03/2008     70,000,000    70,000,000
      Metropolitan Life Insurance Co.:
        3.156% due 4/01/2008                    4/02/2007    165,000,000   165,000,000
        3.286% due 2/02/2009                    2/01/2008    100,000,000   100,000,000
      New York Life Insurance Co.,
        2.938% due 4/14/2008                    3/17/2008    194,000,000   194,000,000
      --------------------------------------------------------------------------------
      Total                                                 $919,000,000  $919,000,000
                                                            ==========================

o Investments in companies considered to be an affiliate of the Master LLC, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                               Net      Interest
      Affiliate                                             Activity     Income
      --------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC
        Money Market Series                                    --       $18,654
      --------------------------------------------------------------------------

See Notes to Financial Statements.


14              CMA MONEY FUND                       MARCH 31, 2008

Statement of Assets and Liabilities

March 31, 2008                                                 Master Money LLC
===============================================================================
Assets
-------------------------------------------------------------------------------
Investments at value -- unaffiliated
  (Cost -- $23,059,928,774) ...............................    $ 23,059,928,774
Cash ......................................................           1,812,399
Interest receivable .......................................          71,616,746
Contributions receivable ..................................           6,010,148
                                                               ----------------
Prepaid expenses ..........................................             428,421
                                                               ----------------
Total assets

===============================================================================
Liabilities
-------------------------------------------------------------------------------
Investment advisory fees payable ..........................           2,434,624
Other affiliates payable ..................................             167,790
Other accrued expenses payable ............................             569,165
                                                               ----------------
Total liabilities .........................................           3,171,579
                                                               ----------------

===============================================================================
Net Assets
-------------------------------------------------------------------------------
Net Assets ................................................    $ 23,136,624,909
                                                               ================

===============================================================================
Net Assets Consist of
-------------------------------------------------------------------------------
Investors' capital ........................................    $ 23,136,624,909
                                                               ================

Statement of Operations

Year Ended March 31, 2008                                      Master Money LLC
===============================================================================
Investment Income
-------------------------------------------------------------------------------
Interest ..................................................    $    989,862,265
Securities lending ........................................              18,654
                                                               ----------------
Total income ..............................................         989,880,919
                                                               ----------------

===============================================================================
Expenses
-------------------------------------------------------------------------------
Investment advisory .......................................          25,264,811
Accounting services .......................................           1,602,719
Custodian .................................................             415,793
Professional ..............................................             150,952
Directors .................................................             134,880
Printing ..................................................              16,813
Miscellaneous .............................................             313,248
                                                               ----------------
Total expenses ............................................          27,899,216
                                                               ----------------
Net investment income .....................................         961,981,703
                                                               ----------------

===============================================================================
Realized and Unrealized Gain
-------------------------------------------------------------------------------
Net realized gain from investments ........................           1,144,349
Net change in unrealized appreciation/depreciation
investments ...............................................           1,010,466
                                                               ----------------
Total net realized and unrealized gain ....................           2,154,815
                                                               ----------------
Net Increase in Net Assets Resulting from Operations ......    $    964,136,518
                                                               ================

See Notes to Financial Statements.


             CMA MONEY FUND                       MARCH 31, 2008              15

Statements of Changes in Net Assets                             Master Money LLC

                                                                                                      Year Ended March 31,
                                                                                            ---------------------------------------
Increase (Decrease) in Net Assets:                                                                 2008                 2007
===================================================================================================================================
Operations
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income ..................................................................    $     961,981,703     $     833,261,208
Net realized gain ......................................................................            1,144,349                19,471
Net change in unrealized appreciation/depreciation .....................................            1,010,466            12,256,965
                                                                                            ---------------------------------------
Net increase in net assets resulting from operations ...................................          964,136,518           845,537,644
                                                                                            ---------------------------------------
===================================================================================================================================
Capital Transactions
-----------------------------------------------------------------------------------------------------------------------------------
Proceeds from contributions ............................................................      156,702,061,364       138,335,424,101
Fair value of withdrawals ..............................................................     (152,073,126,815)     (136,871,819,806)
                                                                                            ---------------------------------------
Net increase in net assets derived from capital transactions ...........................        4,628,934,549         1,463,604,295
                                                                                            ---------------------------------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Total increase in net assets ...........................................................        5,593,071,067         2,309,141,939
Beginning of year ......................................................................       17,543,553,842        15,234,411,903
                                                                                            ---------------------------------------
End of year ............................................................................    $  23,136,624,909     $  17,543,553,842
                                                                                            =======================================

Financial Highlights                                            Master Money LLC

                                                                                  Year Ended March 31,
                                                      -----------------------------------------------------------------------------
                                                           2008            2007            2006           2005             2004
===================================================================================================================================
Total Investment Return
-----------------------------------------------------------------------------------------------------------------------------------
Total investment return ..........................            5.08%           5.11%           3.59%           1.64%            1.06%
                                                      =============================================================================
===================================================================================================================================
Ratios to Average Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Total expenses ...................................            0.14%           0.14%           0.15%           0.15%            0.15%
                                                      =============================================================================
Net investment income and net realized gain (loss)            4.92%           5.05%           3.54%           1.60%            1.08%
                                                      =============================================================================
===================================================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (000) ....................    $ 23,136,625    $ 17,543,554    $ 15,234,412    $ 15,428,904     $ 19,286,860
                                                      =============================================================================

See Notes to Financial Statements.


16              CMA MONEY FUND                       MARCH 31, 2008

Notes to Financial Statements                                   Master Money LLC

1. Significant Accounting Policies:

Master Money LLC (the "Master LLC") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and is organized as a Delaware limited liability company. Prior to June 15, 2007, the Master LLC was organized as a Delaware statutory trust (the "Trust"). The Limited Liability Company Agreement permitted the Directors (and prior to June 15, 2007, the Declaration of Trust permitted the Trustees) to issue non-transferable interests in the Master LLC, subject to certain limitations. Throughout this report, the Trust and the Master LLC are referred to as the Master LLC and the Board of Trustees is referred to as the Board of Directors. The Master LLC's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates.

The following is a summary of significant accounting policies followed by the Master LLC:

Valuation of Investments: The Master LLC securities are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 of the 1940 Act. Under this method, securities are valued at cost when purchased and thereafter, a constant proportionate amortization of any discount or premium is recorded until the maturity of the security. Regular review and monitoring of the valuation is performed in an attempt to avoid dilution or other unfair results to investors.

Repurchase Agreements: The Master LLC may invest in U.S. government and agency securities pursuant to repurchase agreements. Under such agreements, the counterparty agrees to repurchase the security at a mutually agreed upon time and price. The counterparty will be required on a daily basis to maintain the value of the securities subject to the agreement at no less than the repurchase price. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a segregated account by the Master LLC's custodian. If the counterparty defaults and the fair value of the collateral declines, liquidation of the collateral by the Master LLC may be delayed or limited.

Investment Transactions and Investment Income: Investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income is recognized on the accrual basis. The Master LLC amortizes all premiums and discounts on debt securities.

Securities Lending: The Master LLC may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Master LLC and any additional required collateral is delivered to the Master LLC on the next business day. The Fund typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Master LLC receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. The Master LLC may receive a flat fee for its loans. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The Master LLC may pay reasonable lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Masters LLC could experience delays and costs in gaining access to the collateral. The Master LLC also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

Income Taxes: The Master LLC is classified as a partnership for federal income tax purposes. As such, each investor in the Master LLC is treated as owner of its proportionate share of the net assets, income, expenses and realized gains and losses of the Master LLC. Therefore, no federal income tax provision is required. It is intended that the Master LLC's assets will be managed so an investor in the Master LLC can satisfy the requirements of Subchapter M of the Internal Revenue Code.

Effective September 28, 2007, the Master LLC implemented Financial Accounting Standards Board ("FASB") Interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement No. 109" ("FIN 48"). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including investment companies, before being measured and recognized in the financial statements. The investment advisor has evaluated the application of FIN 48 to the Master LLC, and has determined that the adoption of FIN 48 did not have a material impact on the Master LLC's financial statements. The Master LLC files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Master LLC's U.S. federal tax returns remains open for the years ended March 31, 2005 through March 31, 2007. The statutes of limitations on the Master LLC's state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Pronouncements: In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. The impact on the Master LLC's financial statement disclosures, if any, is currently being assessed.


             CMA MONEY FUND                       MARCH 31, 2008              17

Notes to Financial Statements (concluded)                       Master Money LLC

In addition, in February 2007, Statement of Financial Accounting Standards No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities and the impact on the Master LLC's financial statement disclosures, if any, is currently being assessed.

In March 2008, Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities -- an amendment of FASB Statement No. 133" ("FAS 161") was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position. The investment advisor is currently evaluating the implications of FAS 161 and the impact on the Master LLC's financial statement disclosures, if any, is currently being assessed.

Other: Expenses directly related to the Master LLC are charged to the Master LLC. Other operating expenses shared by several funds are pro-rated among those funds on the basis of relative net assets or other appropriate methods.

2. Investment Advisory Agreement and Other Transactions with Affiliates:

The Master LLC entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the "Advisor"), an indirect, wholly owned subsidiary of BlackRock, Inc., to provide investment advisory and administration services. Merrill Lynch & Co., Inc. ("Merrill Lynch") and The PNC Financial Services Group, Inc. are principal owners of BlackRock, Inc.

The Advisor is responsible for the management of the Master LLC's portfolio and provides the necessary personnel, facilities and equipment to provide such services to the Master LLC. The Advisor also performs certain administrative services necessary for the operation of the Master LLC. For such services, the Master LLC pays a monthly fee based upon the average daily value of the Master LLC's net assets at the following annual rates: 0.25% of the Master LLC's average daily net assets not exceeding $500 million; 0.175% of the average daily net assets in excess of $500 million, but not exceeding $1 billion; and 0.125% of the average daily net assets in excess of $1 billion.

In addition, the Advisor has entered into a separate sub-advisory agreement with BlackRock Institutional Management Corporation ("BIMC"), an affiliate of the Advisor, under which the Advisor pays BIMC for services it provides, a monthly fee that is a percentage of the investment advisory fee paid by the Master LLC to the Advisor. For the year ended March 31, 2008, the Master LLC reimbursed the Advisor $345,127 for certain accounting services, which is included in accounting services expenses in the Statement of Operations.

The Master LLC has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to Merrill Lynch, Pierce, Fenner & Smith Incorporated, a wholly owned subsidiary of Merrill Lynch, or its affiliates. Pursuant to that order, the Master LLC has retained BlackRock Investment Management, LLC ("BIM"), an affiliate of the Advisor, as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. BIM may, on behalf of the Master LLC, invest cash collateral received by the Master LLC for such loans, among other things, in a private investment company managed by the Advisor or in registered money market funds advised by the Advisor or its affiliates. For the year ended March 31, 2008, BIM received $4,962 in securities lending agent fees.

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock, Inc. or its affiliates.


18              CMA MONEY FUND                       MARCH 31, 2008

Report of Independent Registered Public Accounting Firm         Master Money LLC

To the Investors and Board of Directors of Master Money LLC:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Master Money LLC (the "Master LLC") (formerly Master Money Trust) as of March 31, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Master LLC's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Master LLC is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Master LLC's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2008, by correspondence with the custodian and broker. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Master Money LLC as of March 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Princeton, New Jersey
May 27, 2008


             CMA MONEY FUND                       MARCH 31, 2008              19

Officers and Directors

                                                                                                Number of
                            Position(s)   Length of                                             BlackRock-
                            Held with     Time Served                                           Advised Funds
Name, Address               Fund/         as a          Principal Occupation(s) During          and Portfolios  Public
and Year of Birth           Master LLC    Director**    Past Five Years                         Overseen        Directorships
====================================================================================================================================
Non-Interested Directors*
------------------------------------------------------------------------------------------------------------------------------------
David O. Beim               Director      Since 2007    Professor of Finance and Economics at   35 Funds        None
40 East 52nd Street                                     the Columbia University Graduate        81 Portfolios
New York, NY 10022                                      School of Business since 1991;
1940                                                    Trustee, Phillips Exeter Academy since
                                                        2002; Formerly Chairman, Wave Hill,
                                                        Inc. (public garden and cultural
                                                        center) from 1990 to 2006.
------------------------------------------------------------------------------------------------------------------------------------
Ronald W. Forbes            Director and  Since         Professor Emeritus of Finance, School   35 Funds        None
40 East 52nd Street         Co-Chair      1981/2002     of Business, State University of New    81 Portfolios
New York, NY 10022          of the Board                York at Albany since 2000.
1940                        of Directors
------------------------------------------------------------------------------------------------------------------------------------
Dr. Matina Horner           Director      Since 2007    Formerly Executive Vice President of    35 Funds        NSTAR (electric
40 East 52nd Street                                     Teachers Insurance and Annuity          81 Portfolios   and gas utility)
New York, NY 10022                                      Association and College Retirement
1939                                                    Equities Fund from 1989 to 2003.
------------------------------------------------------------------------------------------------------------------------------------
Rodney D. Johnson           Director and  Since 2007    President, Fairmount Capital Advisors,  35 Funds        None
40 East 52nd Street         Co-Chair                    Inc. since 1987; Director, Fox Chase    81 Portfolios
New York, NY 10022          of the Board                Cancer Center since 2002; Member of
1941                        of Directors                the Archdiocesan Investment Committee
                                                        of the Archdiocese of Philadelphia
                                                        since 2003; Director, the Committee of
                                                        Seventy (civic) since 2006.
------------------------------------------------------------------------------------------------------------------------------------
Herbert I. London           Director and  Since 2007    Professor Emeritus, New York            35 Funds        AIMS Worldwide, Inc.
40 East 52nd Street         Member of                   University since 2005; John M. Olin     81 Portfolios   (marketing)
New York, NY 10022          the Audit                   Professor of Humanities, New York
1939                        Committee                   University from 1993 to 2005 and
                                                        Professor thereof from 1980 to 2005;
                                                        President, Hudson Institute (policy
                                                        research organization) since 1997 and
                                                        Trustee thereof since 1980; Chairman
                                                        of the Board of Trustees for Grantham
                                                        University since 2006; Director of
                                                        InnoCentive, Inc. (strategic solutions
                                                        company) since 2005; Director of
                                                        Cerego, LLC (software development and
                                                        design) since 2005.
------------------------------------------------------------------------------------------------------------------------------------
Cynthia A. Montgomery       Director      Since 1994/   Professor, Harvard Business School      35 Funds        Newell Rubbermaid,
40 East 52nd Street                       2002          since 1989; Director, Harvard Business  81 Portfolios   Inc. (manufacturing)
New York, NY 10022                                      School Publishing since 2005;
1952                                                    Director, McLean Hospital since 2005.
------------------------------------------------------------------------------------------------------------------------------------
Joseph P. Platt, Jr.        Director      Since 2007    Director, The West Penn Allegheny       35 Funds        Greenlight Capital
40 East 52nd Street                                     Health System (a not-for-profit health  81 Portfolios   Re, Ltd.
New York, NY 10022                                      system) since 2008; Partner, Amarna                     (reinsurance
1947                                                    Corporation, LLC (private investment                    company)
                                                        company) since 2002; Director, WQED
                                                        Multimedia (PBS and Multimedia, a
                                                        not-for-profit company) since 2002;
                                                        Director, Jones and Brown (Canadian
                                                        insurance broker) since 1998; General
                                                        Partner, Thorn Partner, LP (private
                                                        investment) since 1998.
------------------------------------------------------------------------------------------------------------------------------------
Robert C. Robb, Jr.         Director      Since 2007    Partner, Lewis, Eckert, Robb and        35 Funds        None
40 East 52nd Street                                     Company (management and financial       81 Portfolios
New York, NY 10022                                      consulting firm) since 1981.
1945
------------------------------------------------------------------------------------------------------------------------------------


20              CMA MONEY FUND                       MARCH 31, 2008

                                                                                                Number of
                            Position(s)   Length of                                             BlackRock-
                            Held with     Time Served                                           Advised Funds
Name, Address               Fund/         as a          Principal Occupation(s) During          and Portfolios  Public
and Year of Birth           Master LLC    Director**    Past Five Years                         Overseen        Directorships
====================================================================================================================================
Non-Interested Directors* (concluded)
------------------------------------------------------------------------------------------------------------------------------------
Toby Rosenblatt             Director      Since 2007    President, Founders Investments Ltd.    35 Funds        A.P. Pharma, Inc.
40 East 52nd Street                                     (private investments) since 1999;       81 Portfolios   (speciality
New York, NY 10022                                      Director of Forward Management, LLC                     pharmaceuticals)
1938                                                    since 2007; Director, The James Irvine
                                                        Foundation (philanthropic foundation)
                                                        since 1997; Formerly Trustee, State
                                                        Street Research Mutual Funds from 1990
                                                        to 2005; Formerly, Trustee,
                                                        Metropolitan Series Funds, Inc. from
                                                        2001 to 2005.
------------------------------------------------------------------------------------------------------------------------------------
Kenneth L. Urish            Director and  Since 2007    Managing Partner, Urish Popeck & Co.,   35 Funds        None
40 East 52nd Street         Chair of                    LLC (certified public account- ants     81 Portfolios
New York, NY 10022          the Audit                   and consultants) since 1976; Member of
1951                        Committee                   External Advisory Board, The
                                                        Pennsylvania State University
                                                        Accounting Department since 2001;
                                                        Trustee, The Holy Family Foundation
                                                        since 2001; Committee
                                                        Member/Professional Ethics Committee
                                                        of the Pennsylvania Institute of
                                                        Certified Public Accountants since
                                                        2007; President and Trustee,
                                                        Pittsburgh Catholic Publishing
                                                        Associates since 2003; Formerly
                                                        Director, Inter-Tel from 2006 to 2007.
------------------------------------------------------------------------------------------------------------------------------------
Frederick W. Winter         Director and  Since 2007    Professor and Dean Emeritus of the      35 Funds        None
40 East 52nd Street         Member of                   Joseph M. Katz School of Business,      81 Portfolios
New York, NY 10022          the Audit                   University of Pittsburgh since 2005
1945                        Committee                   and Dean thereof from 1997 to 2005.
                                                        Director, Alkon Corporation
                                                        (pneumatics) since 1992; Director,
                                                        Indotronix International (IT services)
                                                        since 2004; Director, Tippman Sports
                                                        (recreation) since 2005.
                            --------------------------------------------------------------------------------------------------------
                            *    Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.
                            **   Following the combination of Merrill Lynch Investment Managers, L.P. ("MLIM") and BlackRock,
                                 Inc. ("BlackRock") in September 2006, the various legacy MLIM and legacy BlackRock Fund boards were realigned and consolidated into three new Fund boards in 2007. As a result, although the chart shows certain directors as joining the Fund's/Master LLC's board in 2007, those directors first became a member of the board of directors of other legacy MLIM or legacy BlackRock Funds as follows: David O. Beim since 1998; Ronald W. Forbes since 1977; Matina Horner since 2004; Rodney D.
                                 Johnson since 1995; Herbert I. London since 1987; Cynthia A. Montgomery since 1994; Joseph P. Platt since 1999; Robert C. Robb, Jr. since 2007; Toby Rosenblatt since 2005; Kenneth L. Urish since 1999 and Frederick W. Winter since 1999.

====================================================================================================================================
Interested Directors*
------------------------------------------------------------------------------------------------------------------------------------
Richard S. Davis            Director      Since 2007    Managing Director, BlackRock, Inc.      185 Funds       None
40 East 52nd Street                                     since 2005; Formerly Chief Executive    292 Portfolios
New York, NY 10022                                      Officer, State Street Research &
1945                                                    Management Company from 2000 to 2005;
                                                        Formerly Chairman of the Board of
                                                        Trustees, State Street Research Mutual
                                                        Funds from 2000 to 2005; Formerly
                                                        Chairman, SSR Realty from 2000 to
                                                        2004.
------------------------------------------------------------------------------------------------------------------------------------
Henry Gabbay                Director      Since 2007    Consultant, BlackRock, Inc. since       184 Funds       None
40 East 52nd Street                                     2007; Formerly Managing Director,       291 Portfolios
New York, NY 10022                                      BlackRock, Inc. from 1989 to 2007;
1947                                                    Formerly Chief Administrative Officer,
                                                        BlackRock Advisors, LLC from 1998 to
                                                        2007; Formerly President of BlackRock
                                                        Funds and BlackRock Bond Allocation
                                                        Target Shares from 2005 to 2007 and
                                                        Treasurer of certain closed-end funds
                                                        in the BlackRock fund complex from
                                                        1989 to 2006.
                            --------------------------------------------------------------------------------------------------------
                            *    Messrs. Davis and Gabbay are both "interested persons," as defined in the Investment Company Act of 1940, of the Fund/Master LLC based on their positions with BlackRock, Inc. and its affiliates.
                                 Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.
------------------------------------------------------------------------------------------------------------------------------------


             CMA MONEY FUND                       MARCH 31, 2008              21

Officers and Directors (concluded)

                            Position(s)
                            Held with
Name, Address               Fund/         Length of
and Year of Birth           Master LLC    Time Served   Principal Occupation(s) During Past Five Years
====================================================================================================================================
Fund/Master LLC's Officers*
------------------------------------------------------------------------------------------------------------------------------------
Donald C. Burke             Fund          Since 2007    Managing Director of BlackRock, Inc. since 2006; Formerly Managing Director
40 East 52nd Street         President                   of Merrill Lynch Investment Managers, L.P. ("MLIM") and Fund Asset
New York, NY 10022          and Chief                   Management, L.P. ("FAM") in 2006; First Vice President thereof from 1997 to
1960                        Executive                   2005; Treasurer thereof from 1999 to 2006 and Vice President thereof from
                            Officer                     1990 to 1997.
------------------------------------------------------------------------------------------------------------------------------------
Anne F. Ackerley            Vice          Since 2007    Managing Director of BlackRock, Inc. since 2000 and First Vice President and
40 East 52nd Street         President                   Chief Operating Officer of Mergers and Acquisitions Group from 1997 to 2000;
New York, NY 10022                                      First Vice President and Chief Operating Officer of Public Finance Group
1962                                                    thereof from 1995 to 1997; First Vice President of Emerging Markets Fixed
                                                        Income Research of Merrill Lynch & Co., Inc. from 1994 to 1995.
------------------------------------------------------------------------------------------------------------------------------------
Neal J. Andrews             Chief         Since 2007    Managing Director of BlackRock, Inc. since 2006; Formerly Senior Vice
40 East 52nd Street         Financial                   President and Line of Business Head of Fund Accounting and Administration at
New York, NY 10022          Officer                     PFPC Inc. from 1992 to 2006.
1966
------------------------------------------------------------------------------------------------------------------------------------
Jay M. Fife                 Treasurer     Since 2007    Managing Director of BlackRock, Inc. since 2007 and Director in 2006;
40 East 52nd Street                                     Formerly Assistant Treasurer of the MLIM/FAM advised funds from 2005 to
New York, NY 10022                                      2006; Director of MLIM Fund Services Group from 2001 to 2006.
1970
------------------------------------------------------------------------------------------------------------------------------------
Brian P. Kindelan           Chief         Since 2007    Chief Compliance Officer of the Funds since 2007; Anti-Money Laundering
40 East 52nd Street         Compliance                  Officer of the Funds since 2007; Managing Director and Senior Counsel
New York, NY 10022          Officer of                  thereof since 2005; Director and Senior Counsel of BlackRock Advisors, Inc.
1959                        the Funds                   2001 to 2004 and Vice President and Senior Counsel thereof from 1998 to
                                                        2000; Senior Counsel of The PNC Bank Corp. from 1995 to 1998.
------------------------------------------------------------------------------------------------------------------------------------
Howard Surloff              Secretary     Since 2007    Managing Director of BlackRock, Inc. and General Counsel of U.S. Funds at
40 East 52nd Street                                     BlackRock, Inc. since 2006; Formerly General Counsel (U.S.) of Goldman Sachs
New York, NY 10022                                      Asset Management, L.P. from 1993 to 2006.
1965
                            --------------------------------------------------------------------------------------------------------
                            *     Officers of the Fund/Master LLC serve at the pleasure of the Board of Directors.
------------------------------------------------------------------------------------------------------------------------------------
                            Further information about the Fund's/Master LLC's Officers and Directors is available in the
                            Fund's/Master LLC's Statement of Additional Information, which can be obtained without charge by calling
                            (800) 441-7762.
------------------------------------------------------------------------------------------------------------------------------------

Custodian

State Street Bank and
Trust Company
Boston, MA 02101

Transfer Agent

Financial Data Services, Inc.
Jacksonville, FL 32246

Accounting Agent

State Street Bank and
Trust Company
Princeton, NJ 08540

Independent Registered Public
Accounting Firm

Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel

Sidley Austin LLP
New York, NY 10019


22              CMA MONEY FUND                       MARCH 31, 2008

Additional Information

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Fund's website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund's electronic delivery program.

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor to enroll. Please note that not all investment advisors, banks or brokerages may offer this service.

General Information

The Fund will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the fund at (800) 441-7762.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, "Clients") and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.


             CMA MONEY FUND                       MARCH 31, 2008              23

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Total return information assumes reinvestment of all distributions. Past performance results shown in this report should not be considered a representation of future performance. For current month-end performance information, call (800) 882-0052. The Fund's current 7-day yield more closely reflects the current earnings of the Fund than the total returns quoted. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free (800) 441-7762; (2) at www.blackrock.com; and (3) on the Securities and Exchange Commission's website at http://www.sec.gov. Information about how the Fund voted proxies relating to securities held in the Fund's portfolio during the most recent 12-month period ended June 30 is available (1) at www.blackrock.com or by calling (800) 441-7762 and (2) on the Securities and Exchange Commission's website at http://www.sec.gov.

CMA Money Fund
100 Bellevue Parkway
Wilmington, DE 19809

                                                                  #11213 -- 3/08

Item 2 - Code of Ethics - The registrant (or the "Fund") has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. During the period covered by this report, there have been no amendments to or waivers granted under the code of ethics. A copy of the code of ethics is available without charge at www.blackrock.com.

Item 3 - Audit Committee Financial Expert - The registrant's board of directors or trustees, as applicable (the "board of directors") has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:
            Ronald W. Forbes (not reappointed to audit committee, effective November 1, 2007)
            Kenneth L. Urish (term began, effective November 1, 2007)
            Richard R. West (term ended, effective November 1, 2007)

            Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4 -    Principal Accountant Fees and Services

----------------------------------------------------------------------------------------------------------------------------------
                         (a) Audit Fees          (b) Audit-Related Fees(1)        (c) Tax Fees(2)            (d) All Other Fees(3)
----------------------------------------------------------------------------------------------------------------------------------
                      Current      Previous        Current      Previous        Current      Previous        Current      Previous
                    Fiscal Year     Fiscal       Fiscal Year     Fiscal       Fiscal Year     Fiscal       Fiscal Year     Fiscal
   Entity Name          End        Year End          End        Year End          End        Year End          End        Year End
----------------------------------------------------------------------------------------------------------------------------------
Master Money LLC      $37,300      $41,600           $0            $0           $9,200        $9,200          $0             $0
----------------------------------------------------------------------------------------------------------------------------------
CMA Money Fund        $6,800       $6,600            $0            $0           $6,100        $6,100          $749           $0
----------------------------------------------------------------------------------------------------------------------------------

1 The nature of the services include assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.

2 The nature of the services include tax compliance, tax advice and tax planning.

3 The nature of the services include a review of compliance procedures and attestation thereto.

            (e)(1) Audit Committee Pre-Approval Policies and Procedures:

                  The registrant's audit committee (the "Committee") has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant's affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are
            a) consistent with the SEC's auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis ("general pre-approval"). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operation or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 for all of the registrants the Committee oversees. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

                  Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to one or more of its members the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

            (e)(2) None of the services described in each of Items 4(b) through
            (d) were approved by the audit committee pursuant to paragraph
            (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

            (f) Not Applicable

            (g) Affiliates' Aggregate Non-Audit Fees:

            --------------------------------------------------------------------
                                            Current Fiscal       Previous Fiscal
            Entity Name                        Year End              Year End
            --------------------------------------------------------------------
            Master Money LLC                   $287,500             $3,023,700
            --------------------------------------------------------------------
            CMA Money Fund                     $288,249             $3,020,600
            --------------------------------------------------------------------

            (h) The registrant's audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant's investment adviser (not including any non-affiliated sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by the registrant's investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
            (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

            Regulation S-X Rule 2-01(c)(7)(ii) - $287,500, 0%

Item 5 -    Audit Committee of Listed Registrants - Not Applicable

Item 6 -    Investments
            (a) The registrant's Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.
            (b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - Not Applicable

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 -   Submission of Matters to a Vote of Security Holders - The
            registrant's Nominating and Governance Committee will consider nominees to the Board recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant's Secretary. There have been no material changes to these procedures.

Item 11 -   Controls and Procedures

11(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 -   Exhibits attached hereto

12(a)(1) -  Code of Ethics - See Item 2

12(a)(2) -  Certifications - Attached hereto

12(a)(3) -  Not Applicable

12(b) -     Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CMA Money Fund and Master Money LLC


By: /s/ Donald C. Burke
    -----------------------------------
    Donald C. Burke
    Chief Executive Officer of
    CMA Money Fund and Master Money LLC

Date: May 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    -----------------------------------
    Donald C. Burke
    Chief Executive Officer (principal executive officer) of
    CMA Money Fund and Master Money LLC

Date: May 22, 2008


By: /s/ Neal J. Andrews
    -----------------------------------
    Neal J. Andrews
    Chief Financial Officer (principal financial officer) of
    CMA Money Fund and Master Money LLC

Date: May 22, 2008